Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,380,706,713	$ 2,966,458,198
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	124,013,782	145,298,014
Level 1 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,054,675	3,788,479
Level 1 | Best Buy Co., Inc. stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	78,478,924	97,909,706
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	35,531,037	35,893,169
Level 1 | Stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,949,146	7,706,660
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,256,692,931	$ 2,821,160,184